SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) Patents Segments $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Restructuring Cost and Reserve [Line Items]
Common stock, par value | $ / shares	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Warrant liability and embedded derivative liability					$ 623,462		$ 623,462	$ 1,802,375
Amortization method of patents					Straight-line method
Interest rolled into principal						(30,000)
Capitalized software development costs					70,231	0
Advertising costs					3,987	550
Research and development costs	$ 2,608	$ 16,233	$ 6,251	$ 28,429	$ 187,655	$ 128,044
Anti-dilutive common stock equivalents, excluded from the calculation of earnings per share | shares	48,877,000	42,703,000	48,877,000	42,703,000	54,173,000	68,612,000
Number of operating segment | Segments					1
Accumulated deficit	$ (60,442,512)		$ (60,442,512)		$ (59,263,550)	$ (56,331,088)
Warrant [Member]
Restructuring Cost and Reserve [Line Items]
Anti-dilutive common stock equivalents, excluded from the calculation of earnings per share | shares	22,041,000	11,375,000	22,041,000	11,375,000	22,241,000	32,292,000
Stock Options [Member]
Restructuring Cost and Reserve [Line Items]
Anti-dilutive common stock equivalents, excluded from the calculation of earnings per share | shares	19,614,000	13,314,000	19,614,000	13,314,000	18,614,000	22,013,000
Preferred share agreements [Member]
Restructuring Cost and Reserve [Line Items]
Anti-dilutive common stock equivalents, excluded from the calculation of earnings per share | shares	7,222,000	18,014,000	7,222,000	18,014,000	13,318,000	14,307,000
Director [Member]
Restructuring Cost and Reserve [Line Items]
Interest rolled into principal					$ 30,000
Patents [Member]
Restructuring Cost and Reserve [Line Items]
Amortization method of patents			Straight-line basis
Patents [Member] | Europe [Member]
Restructuring Cost and Reserve [Line Items]
Number of patents granted | Patents					1
Number of provisional patent applications pending | Patents					3
Patents [Member] | US
Restructuring Cost and Reserve [Line Items]
Number of patents granted | Patents					10
Trademarks [Member]
Restructuring Cost and Reserve [Line Items]
Number of patents granted | Patents					1
Number of provisional patent applications pending | Patents					13
Amortization method of patents			Straight-line basis
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated useful lives of property and equipment					5 years
Minimum [Member] | Patents [Member]
Restructuring Cost and Reserve [Line Items]
Estimated lives of patents			17 years		17 years
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated useful lives of property and equipment					7 years
Maximum [Member] | Patents [Member]
Restructuring Cost and Reserve [Line Items]
Estimated lives of patents			19 years		19 years